Boston Trust SMID Cap Fund
Boston Trust SMID Cap Fund

The Boston Trust & Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust SMID Cap Fund (BTSMX)

Supplement dated June 2, 2015

to the

Prospectus dated August 1, 2014

Effective June 1, 2015, the “Fees and Expenses of the Fund” table appearing on page 7 of the Prospectus, is restated as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust SMID Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Trust SMID Cap Fund
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Boston Trust SMID Cap Fund
Management Fee		0.75%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.84%
Total Annual Fund Operating Expenses		1.59%
Fee Waiver and/or Expense Reimbursement	[1]	(0.84%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.75%
[1]	Boston Trust Investment Management, Inc. (the "Adviser") has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/ or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 0.75% (1.00% prior to June 1, 2015) of its average daily net assets through August 1, 2015 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three fiscal years after fees were waived or expenses reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Year	5 Year	10 Year
Boston Trust SMID Cap Fund	98	440	806	1,836